AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.8%
Information Technology – 17.4%
Communications Equipment – 0.9%
Accton Technology Corp.	60,000	$1,019,807
ZTE Corp. - Class H	31,200	69,729

		1,089,536

Electronic Equipment, Instruments & Components – 0.1%
Hon Hai Precision Industry Co., Ltd.	24,000	81,654

IT Services – 0.2%
Arabian Internet & Communications Services Co.	378	34,876
HCL Technologies Ltd.	10,063	177,386
Persistent Systems Ltd.	698	61,918
Tech Mahindra Ltd.	2,422	37,003

		311,183

Semiconductors & Semiconductor Equipment – 8.4%
ASE Technology Holding Co., Ltd.	19,000	83,263
Broadcom, Inc.	1,554	1,734,652
Global Unichip Corp.	1,000	56,524
King Yuan Electronics Co., Ltd.	2,000	5,520
MediaTek, Inc.	73,000	2,410,453
Novatek Microelectronics Corp.	55,000	925,059
Realtek Semiconductor Corp.	48,000	736,077
Taiwan Semiconductor Manufacturing Co., Ltd.	227,000	4,351,942
United Microelectronics Corp.	99,000	168,679

		10,472,169

Software – 0.0%
Tata Elxsi Ltd.	49	5,135

Technology Hardware, Storage & Peripherals – 7.8%
Advantech Co., Ltd.	53,000	641,374
Anker Innovations Technology Co., Ltd. - Class A (Stock Connect)	27,500	341,777
Asia Vital Components Co., Ltd.	26,000	284,040
Asustek Computer, Inc.	116,000	1,846,160
Catcher Technology Co., Ltd.	13,000	82,088
Compal Electronics, Inc.	13,000	16,839
Lenovo Group Ltd. - Class H	60,000	83,967
Lite-On Technology Corp.	21,000	79,741
Pegatron Corp.	29,000	82,402
Samsung Electronics Co., Ltd.	77,536	4,706,190
Samsung Electronics Co., Ltd. (Preference Shares)	530	25,539
Shenzhen Transsion Holdings Co., Ltd. - Class A	43,836	851,096
Wistron Corp.	22,000	70,380
Wiwynn Corp.	10,000	592,105

		9,703,698

		21,663,375

Financials – 16.9%
Banks – 12.0%
Absa Group Ltd.	2,050	18,296
Agricultural Bank of China Ltd. - Class H	774,000	298,560
Banco del Bajio SA(a)	23,200	77,465
Banco do Brasil SA	167,500	1,909,406
Bancolombia SA	4,078	34,936
Bank Mandiri Persero Tbk PT	350,100	137,532
Bank of Baroda	10,967	30,396
Bank Polska Kasa Opieki SA	1,649	63,756
Canara Bank	14,567	76,508
China CITIC Bank Corp., Ltd. - Class A	96,400	71,585
China CITIC Bank Corp., Ltd. - Class H	172,000	81,120
China Construction Bank Corp. - Class H	3,481,000	2,070,675
China Everbright Bank Co., Ltd. - Class H	202,000	60,025
China Merchants Bank Co., Ltd. - Class A	344,400	1,345,042
China Merchants Bank Co., Ltd. - Class H	11,000	38,264
Commercial International Bank - Egypt (CIB)	24,821	58,552

Company	Shares	U.S. $ Value

Emirates NBD Bank PJSC	184,996	$871,399
Grupo Financiero Banorte SAB de CV	7,700	77,585
Haci Omer Sabanci Holding AS	4,013	8,215
Huaxia Bank Co., Ltd. - Class A	63,900	50,394
ICICI Bank Ltd.	180,221	2,157,494
Indian Bank	2,302	11,651
Industrial Bank of Korea	4,492	41,288
Itau Unibanco Holding SA (Preference Shares)	228,700	1,591,180
KB Financial Group, Inc.	38,707	1,614,926
Nedbank Group Ltd.	7,036	83,057
OTP Bank Nyrt	1,722	78,441
Sberbank of Russia PJSC(b)	138,696	0
SCB X PCL	8,600	26,683
SinoPac Financial Holdings Co., Ltd.	224	144
Standard Bank Group Ltd.	6,955	79,122
State Bank of India	222,870	1,717,628
Turkiye Is Bankasi AS - Class C	95,059	75,110
Union Bank of India Ltd.	53,137	75,972
Yapi ve Kredi Bankasi AS	110,609	73,110

		15,005,517

Capital Markets – 1.0%
China Cinda Asset Management Co., Ltd. - Class H	384,000	38,364
China Galaxy Securities Co., Ltd. - Class A	44,500	75,286
China Galaxy Securities Co., Ltd. - Class H	154,500	81,735
China International Capital Corp., Ltd. - Class H(a)	26,400	38,789
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A (Stock Connect)	90,900	76,781
Guotai Junan Securities Co., Ltd. - Class A	37,100	77,485
HDFC Asset Management Co., Ltd.(a)	11,582	446,086
Huatai Securities Co., Ltd. - Class A	39,400	77,170
Huatai Securities Co., Ltd. - Class H(a)	51,000	64,443
Korea Investment Holdings Co., Ltd.	1,629	77,155
Mirae Asset Securities Co., Ltd.	11,988	70,792
NH Investment & Securities Co., Ltd.	9,708	77,645
Samsung Securities Co., Ltd.	2,608	77,693

		1,279,424

Consumer Finance – 0.1%
Shriram Finance Ltd.	3,155	77,916

Financial Services – 0.3%
Far East Horizon Ltd. - Class H	100,000	78,706
Meritz Financial Group, Inc.(c)	1,804	82,536
Power Finance Corp., Ltd.	15,893	72,986
REC Ltd.	14,928	73,763

		307,991

Insurance – 3.5%
BB Seguridade Participacoes SA	240,500	1,670,327
Bupa Arabia for Cooperative Insurance Co.	1,360	77,321
China Pacific Insurance Group Co., Ltd. - Class H	41,800	84,558
China Taiping Insurance Holdings Co., Ltd. - Class H	83,400	71,920
DB Insurance Co., Ltd.	746	48,313
Hyundai Marine & Fire Insurance Co., Ltd.	30,409	729,600
Old Mutual Ltd.	120,081	85,732
PICC Property & Casualty Co., Ltd. - Class H	278,000	330,825
Ping An Insurance Group Co. of China Ltd. - Class H	45,500	205,992
Powszechny Zaklad Ubezpieczen SA	6,563	78,833
Samsung Fire & Marine Insurance Co., Ltd.	4,904	999,123

		4,382,544

		21,053,392

Consumer Discretionary – 10.9%
Automobile Components – 0.2%
Hankook Tire & Technology Co., Ltd.	4,459	156,720
Tube Investments of India Ltd.	1,313	55,832

		212,552

Automobiles – 4.3%
Bajaj Auto Ltd.	24,576	2,007,680
BYD Co., Ltd. - Class H	5,000	137,923

Company	Shares	U.S. $ Value

Eicher Motors Ltd.	1,470	$72,959
Hero MotoCorp Ltd.	1,700	84,635
Hyundai Motor Co.	532	83,686
Hyundai Motor Co. (Preference Shares)	144	12,665
Kia Corp.	27,099	2,095,655
Li Auto, Inc. - Class H(c)	31,500	590,188
Tata Motors Ltd.	8,912	83,456
Tata Motors Ltd. (A-DVR)	13,304	82,802
TVS Motor Co., Ltd.	3,300	80,386
XPeng, Inc. - Class H(c)	2,100	15,297
Yadea Group Holdings Ltd. - Class H(a)	44,000	77,500

		5,424,832

Broadline Retail – 4.2%
Alibaba Group Holding Ltd. - Class H	54,400	524,010
Central Retail Corp. PCL	41,400	49,730
JD.com, Inc. - Class H	29,254	422,518
MercadoLibre, Inc.(c)	1,091	1,714,550
MINISO Group Holding Ltd. - Class H	8,600	43,940
Naspers Ltd. - Class N	422	72,234
PDD Holdings, Inc. (ADR)(c)	16,402	2,399,777
Woolworths Holdings Ltd./South Africa	17,292	68,251

		5,295,010

Diversified Consumer Services – 0.1%
East Buy Holding Ltd. - Class H(a) (c) (d)	5,500	19,596
Fu Shou Yuan International Group Ltd. - Class H	118,000	80,089

		99,685

Hotels, Restaurants & Leisure – 0.3%
Genting Bhd	78,700	79,101
H World Group Ltd. - Class H	3,500	11,703
TravelSky Technology Ltd. - Class H	145,000	250,723
Trip.com Group Ltd. (ADR)(c)	1,468	52,862

		394,389

Household Durables – 0.3%
Hisense Visual Technology Co., Ltd. - Class A	114,300	335,254

Specialty Retail – 1.0%
HLA Group Corp., Ltd. - Class A	1,021,200	1,063,625
Jarir Marketing Co.	18,883	78,741
Topsports International Holdings Ltd. - Class H(a)	118,000	92,017

		1,234,383

Textiles, Apparel & Luxury Goods – 0.5%
ANTA Sports Products Ltd. - Class H	65,800	639,531

		13,635,636

Communication Services – 7.0%
Diversified Telecommunication Services – 0.9%
LG Uplus Corp.	1,074	8,518
Telefonica Brasil SA	104,700	1,150,082

		1,158,600

Entertainment – 2.5%
International Games System Co., Ltd.	55,000	1,295,845
NetEase, Inc. - Class H	100,900	1,820,397

		3,116,242

Interactive Media & Services – 3.0%
Baidu, Inc. - Class H(c)	5,550	82,617
Tencent Holdings Ltd. - Class H	95,100	3,590,488
Yandex NV - Class A(b) (c) (e)	11,500	0

		3,673,105

Media – 0.1%
Cheil Worldwide, Inc.	5,015	73,933

Wireless Telecommunication Services – 0.5%
Etihad Etisalat Co.	44,913	591,654
SK Telecom Co., Ltd.	2,046	79,487

		671,141

		8,693,021

Company	Shares	U.S. $ Value

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Adaro Energy Indonesia Tbk PT	333,900	$51,570
Bharat Petroleum Corp., Ltd.	13,793	74,756
Coal India Ltd.	17,703	79,982
Gazprom PJSC(b) (c) (e)	153,780	0
Hindustan Petroleum Corp., Ltd.(c)	17,067	81,671
Indian Oil Corp., Ltd.	52,092	81,308
LUKOIL PJSC(b) (e) (f)	18,789	0
PetroChina Co., Ltd. - Class H	2,274,000	1,502,637
Petroleo Brasileiro SA	10,000	79,852
Petroleo Brasileiro SA (Preference Shares)	167,800	1,280,282
PTT PCL	16,000	16,758
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A	24,700	75,949
Turkiye Petrol Rafinerileri AS	3,651	17,682
United Tractors Tbk PT	45,400	66,709
Yankuang Energy Group Co., Ltd. - Class H	42,000	79,887

		3,489,043

Materials – 2.3%
Chemicals – 0.7%
PhosAgro PJSC (GDR REG S)(b) (c) (e) (g)	4,393	0
PhosAgro PJSC (GDR)(b) (c) (e) (g)	28	0
SABIC Agri-Nutrients Co.	2,084	76,759
Sasol Ltd.	4,633	46,690
Saudi Aramco Base Oil Co.	2,076	78,285
Yunnan Yuntianhua Co., Ltd. - Class A	298,600	653,549

		855,283

Construction Materials – 0.5%
GCC SAB de CV	53,984	639,059

Metals & Mining – 1.1%
Aluminum Corp. of China Ltd. - Class A	81,000	64,118
Aluminum Corp. of China Ltd. - Class H	918,000	458,941
China Hongqiao Group Ltd. - Class H	101,395	83,024
CSN Mineracao SA	27,800	44,721
Henan Shenhuo Coal & Power Co., Ltd. - Class A (Stock Connect)	35,300	83,284
Hindustan Zinc Ltd.	10,712	40,913
Hunan Valin Steel Co., Ltd. - Class A (Stock Connect)	107,200	77,487
Jiangxi Copper Co., Ltd. - Class A	32,800	82,170
Jiangxi Copper Co., Ltd. - Class H	58,000	82,041
Kumba Iron Ore Ltd.	2,430	81,451
MMC Norilsk Nickel PJSC (ADR)(b) (c) (e)	3,568	0
Polyus PJSC (GDR)(b) (c) (e) (g)	284	0
Western Mining Co., Ltd. - Class A	147,900	295,945

		1,394,095

		2,888,437

Consumer Staples – 2.3%
Consumer Staples Distribution & Retail – 1.0%
BIM Birlesik Magazalar AS	48,459	494,237
CP ALL PCL	16,600	26,627
Jeronimo Martins SGPS SA	21,480	546,677
Nahdi Medical Co.	2,249	82,117
President Chain Store Corp.	9,000	79,004

		1,228,662

Food & Staples Retailing – 0.0%
Magnit PJSC(b) (e)	1,178	0

Food Products – 0.1%
China Feihe Ltd. - Class H(a)	145,384	79,545
Gruma SAB de CV - Class B	2,430	44,469
Nestle India Ltd.	63	20,157

		144,171

Company	Shares	U.S. $ Value

Personal Care Products – 1.1%
Colgate-Palmolive India Ltd.	45,830	$1,390,958

Tobacco – 0.1%
Eastern Co. SAE	81,756	74,208

		2,837,999

Industrials – 2.3%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	37,538	82,728
Hanwha Aerospace Co., Ltd.	782	75,440
Hindustan Aeronautics Ltd.(a)	2,331	78,534

		236,702

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	584	86,533

Commercial Services & Supplies – 0.1%
Indian Railway Catering & Tourism Corp., Ltd.	7,365	78,033

Industrial Conglomerates – 0.4%
Astra International Tbk PT	215,200	78,919
CITIC Ltd. - Class H	82,000	81,988
GS Holdings Corp.	2,397	75,888
KOC Holding AS	15,629	75,043
Quinenco SA	24,363	79,191
Sime Darby Bhd	150,300	76,853

		467,882

Machinery – 1.0%
Ashok Leyland Ltd.	35,881	78,055
Doosan Bobcat, Inc.	654	25,475
Horizon Construction Development Ltd. - Class H(c)	3,703	2,177
Yutong Bus Co., Ltd. - Class A	625,800	1,164,058

		1,269,765

Marine Transportation – 0.2%
COSCO SHIPPING Holdings Co., Ltd. - Class A	54,900	73,810
COSCO SHIPPING Holdings Co., Ltd. - Class H	77,600	78,024
Evergreen Marine Corp. Taiwan Ltd.	15,000	70,025

		221,859

Passenger Airlines – 0.1%
China Airlines Ltd.	17,000	11,970
Eva Airways Corp.	81,000	82,892
Korean Air Lines Co., Ltd.	4,354	80,440

		175,302

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b) (c) (e)	18,930	0

Trading Companies & Distributors – 0.0%
Posco International Corp.	570	27,401

Transportation Infrastructure – 0.2%
International Container Terminal Services, Inc.	17,770	79,206
Malaysia Airports Holdings Bhd	48,600	77,852
Salik Co. PJSC	115,138	97,496
TangShan Port Group Co., Ltd. - Class A	15,600	7,662

		262,216

		2,825,693

Real Estate – 1.7%
Diversified REITs – 0.1%
Fibra Uno Administracion SA de CV	44,200	79,389

Real Estate Management & Development – 1.6%
Corp. Inmobiliaria Vesta SAB de CV	152,212	603,613
Emaar Development PJSC	40,019	77,944
Emaar Properties PJSC	635,168	1,369,753
Hopson Development Holdings Ltd. - Class H(c)	1,247	649

		2,051,959

		2,131,348

Company	Shares		U.S. $ Value

Utilities – 0.9%
Electric Utilities – 0.7%
CEZ AS		1,899	$81,391
CPFL Energia SA		7,500	59,476
Enel Chile SA		1,169,680	75,763
Manila Electric Co.		11,150	80,312
Power Grid Corp. of India Ltd.		208,683	593,023

			889,965

Gas Utilities – 0.0%
GAIL India Ltd.		5,388	10,496

Independent Power and Renewable Electricity Producers – 0.2%
ACWA Power Co.		1,061	72,716
NTPC Ltd.		25,662	95,936

			168,652

			1,069,113

Health Care – 0.3%
Health Care Equipment & Supplies – 0.2%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A (Stock Connect)		6,700	273,443

Health Care Providers & Services – 0.0%
Sinopharm Group Co., Ltd. - Class H		9,200	24,111

Pharmaceuticals – 0.1%
Alkem Laboratories Ltd.		181	11,304
Aurobindo Pharma Ltd.		397	5,176
China Medical System Holdings Ltd. - Class H		11,000	19,493
DR. Reddy’s Laboratories Ltd.		1,115	77,795

			113,768

			411,322

Total Common Stocks (cost $71,602,991)			80,698,379

	Principal Amount (000)

FIXED INCOME – 24.6%
Sovereign Bonds – 14.4%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(a)	U.S.$	390	285,815
Angolan Government International Bond 8.00%, 11/26/2029(a)		205	181,937
9.125%, 11/26/2049(a)		320	261,200
Argentine Republic Government International Bond 0.75%, 07/09/2030(h)		323	128,974
1.00%, 07/09/2029		236	93,586
3.50%, 07/09/2041(h)		210	71,131
3.625%, 07/09/2035(h)		131	44,472
4.25%, 01/09/2038(h)		1,019	402,079
Bahrain Government International Bond 6.25%, 01/25/2051(a)		340	280,712
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		225	231,260
Chile Government International Bond 5.33%, 01/05/2054		319	317,106
Colombia Government International Bond 3.125%, 04/15/2031		282	229,213
3.875%, 02/15/2061		200	124,187
4.125%, 02/22/2042		203	144,574

	Principal Amount (000)		U.S. $ Value

5.00%, 06/15/2045	U.S.$	200	$154,375
7.50%, 02/02/2034		350	368,703
8.00%, 11/14/2035		205	224,027
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		200	197,500
7.16%, 03/12/2045(a)		200	211,674
Dominican Republic International Bond 4.875%, 09/23/2032(a)		380	345,473
6.875%, 01/29/2026(a)		270	274,509
8.625%, 04/20/2027(a)		200	209,200
Ecuador Government International Bond 3.50%, 07/31/2035(a) (h)		785	278,410
6.00%, 07/31/2030(a) (h)		169	78,200
Egypt Government International Bond 8.15%, 11/20/2059(a)		305	186,622
8.50%, 01/31/2047(a)		305	189,291
8.875%, 05/29/2050(a)		527	334,480
El Salvador Government International Bond 6.375%, 01/18/2027(a)		122	107,131
8.625%, 02/28/2029(a)		416	370,630
Ghana Government International Bond 7.88%, 02/11/2035(a) (c) (i)		200	86,750
8.63%, 06/16/2049(c) (g) (i)		279	117,878
8.95%, 03/26/2051(a) (c) (i)		256	109,920
Guatemala Government Bond 4.375%, 06/05/2027(a)		401	383,757
6.125%, 06/01/2050(a)		200	189,200
Hungary Government International Bond 2.125%, 09/22/2031(a)		202	162,826
5.25%, 06/16/2029(a)		295	296,631
6.75%, 09/25/2052(a)		200	223,846
Indonesia Government International Bond 3.85%, 10/15/2030		315	299,841
Ivory Coast Government International Bond 6.125%, 06/15/2033(a)		205	188,216
6.375%, 03/03/2028(a)		200	196,063
Jamaica Government International Bond 8.00%, 03/15/2039		208	258,960
Jordan Government International Bond 7.375%, 10/10/2047(a)		285	252,510
Lebanon Government International Bond 6.00%, 01/27/2023(a) (c) (j)		36	2,104
6.65%, 04/22/2024(a) (c) (i)		57	3,349
6.85%, 03/23/2027(a) (c) (i)		481	28,409
Series E 6.10%, 10/04/2022(a) (c) (j)		216	12,690
Series G 1.00%, 11/27/2026(a) (c) (i)		170	10,041
6.20%, 02/26/2025(a) (c) (i)		206	12,167
Mexico Government International Bond 3.77%, 05/24/2061		390	263,616
Morocco Government International Bond 2.375%, 12/15/2027(a)		251	224,488
Nigeria Government International Bond 6.125%, 09/28/2028(a)		326	288,510
6.50%, 11/28/2027(a)		222	202,436
7.375%, 09/28/2033(a)		363	308,890
8.375%, 03/24/2029(a)		207	198,267
Oman Government International Bond 6.25%, 01/25/2031(a)		275	288,836
Pakistan Government International Bond 8.875%, 04/08/2051(a)		464	278,400
Panama Bonos del Tesoro Series DOM 3.36%, 06/30/2031		144	112,837
Panama Government International Bond 3.87%, 07/23/2060		370	220,959
6.85%, 03/28/2054		200	186,750
Panama Notas del Tesoro 3.75%, 04/17/2026		195	185,250

	Principal Amount (000)		U.S. $ Value

Paraguay Government International Bond 3.85%, 06/28/2033(a)	U.S.$	223	$197,132
Peruvian Government International Bond 5.625%, 11/18/2050		65	67,722
Philippine Government International Bond 3.56%, 09/29/2032		450	415,125
4.20%, 03/29/2047		273	241,946
Republic of Kenya Government International Bond 7.00%, 05/22/2027(a)		410	384,375
Republic of Poland Government International Bond 4.875%, 10/04/2033		98	99,054
Republic of South Africa Government International Bond 5.75%, 09/30/2049		365	291,080
5.875%, 04/20/2032		370	350,464
Romanian Government International Bond 3.00%, 02/14/2031(a)		94	79,916
3.625%, 03/27/2032(a)		238	205,461
4.00%, 02/14/2051(a)		210	151,292
5.25%, 11/25/2027(a)		352	348,800
Saudi Government International Bond 3.45%, 02/02/2061(a)		262	183,809
5.00%, 01/18/2053(a)		313	294,122
Senegal Government International Bond 6.25%, 05/23/2033(a)		200	178,125
Serbia International Bond 6.50%, 09/26/2033(a)		390	398,927
Sri Lanka Government International Bond 7.85%, 03/14/2029(a) (c) (i)		578	289,000
Turkiye Government International Bond 5.875%, 06/26/2031		755	704,038
6.125%, 10/24/2028		270	264,938
Ukraine Government International Bond 6.75%, 06/20/2028(a) (h)	EUR	173	44,881
7.375%, 09/25/2034(a) (h)	U.S.$	631	146,708
7.75%, 09/01/2025(a) (h)		343	100,842
7.75%, 09/01/2026(a) (h)		371	101,654
Uruguay Government International Bond 4.975%, 04/20/2055		62	60,863
5.10%, 06/18/2050		124	124,246
Venezuela Government International Bond 11.95%, 08/05/2031(a) (c) (i)		265	47,610
12.75%, 08/23/2022(a) (c) (j)		564	89,727
Zambia Government International Bond 8.97%, 07/30/2027(a) (c) (i)		287	176,864

			17,959,589

Quasi-Sovereign Bonds – 5.8%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		235	177,002
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	148,566
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		200	202,530
6.25%, 10/31/2028(a)		200	210,960
CNAC HK Finbridge Co., Ltd. 5.125%, 03/14/2028(a)		200	199,190
Comision Federal de Electricidad 5.00%, 09/29/2036(a)		212	176,323
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(a)		540	480,262
5.125%, 02/02/2033(a)		200	193,060
5.95%, 01/08/2034(a)		318	321,657
Dianjian Haiyu Ltd. 4.25%, 01/14/2027(a) (k)		200	191,500
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		200	220,256

	Principal Amount (000)		U.S. $ Value

Gaci First Investment Co. 4.875%, 02/14/2035(a)	U.S.$	200	$195,210
5.00%, 10/13/2027(a)		336	339,401
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 05/15/2030(a)		200	200,937
Lamar Funding Ltd. 3.96%, 05/07/2025(a)		200	194,438
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		245	249,251
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028(g) (h)		200	92,000
7.65%, 07/19/2025(e) (g) (h)		190	130,150
Oil & Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(a)		259	272,598
Pertamina Persero PT 1.40%, 02/09/2026(a)		280	259,088
2.30%, 02/09/2031(a)		200	168,500
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (c) (i)		226	23,030
6.00%, 11/15/2026(a) (c) (i)		220	23,856
9.00%, 11/17/2021(a) (c) (j)		128	14,089
Petroleos Mexicanos 6.50%, 03/13/2027		721	670,079
6.70%, 02/16/2032		396	327,690
6.95%, 01/28/2060		235	154,513
QatarEnergy 3.30%, 07/12/2051(a)		706	514,392
State Agency of Roads of Ukraine 6.25%, 06/24/2030(g) (h)		360	89,100
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(a)		321	337,150
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		204	204,893
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		200	208,063

			7,189,734

Corporate Bonds – 3.4%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		200	193,000
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		219	123,761
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		200	153,040
CSN Resources SA 4.625%, 06/10/2031(a)		200	162,392
Ecopetrol SA 8.625%, 01/19/2029		381	406,241
Empresas Publicas de Medellin ESP 8.375%, 11/08/2027(a)	COP	418,000	89,278
Falabella SA 3.75%, 10/30/2027(a)	U.S.$	200	175,187
Geopark Ltd. 5.50%, 01/17/2027(a)		200	176,178
Greenko Dutch BV 3.85%, 03/29/2026(a)		185	172,512
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		220	208,725
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	175,750
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		215	212,716
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		245	215,909
Leviathan Bond Ltd. 6.75%, 06/30/2030(a)		42	38,729

	Principal Amount (000)			U.S. $ Value

Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$		303	$275,492
Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(a)			200	208,790
Minejesa Capital BV 5.625%, 08/10/2037(a)			215	185,841
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)			132	142
OEC Finance Ltd. 7.125%, 12/26/2046(a) (h) (l)			146	8,896
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)			395	337,848
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)			200	166,520
Studio City Finance Ltd. 6.50%, 01/15/2028(a)			200	184,687
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)			260	213,200
Tonon Luxembourg SA 6.50%, 10/31/2024(c) (g) (i)			105	11
Vale Overseas Ltd. 3.75%, 07/08/2030			55	50,325
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(b) (c) (e) (g) (j)			202	20
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)			191	115,555

				4,250,745

Emerging Markets - Treasuries – 0.5%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2027		BRL	1,614	333,680
Dominican Republic International Bond 11.25%, 09/15/2035(a)		DOP	11,500	212,170
Jamaica Government International Bond 9.625%, 11/03/2030		JMD	23,500	151,243

				697,093

Treasury Bonds – 0.4%
Colombian TES
Series B 7.25%, 10/26/2050		COP	1,451,600	271,903
Mexican Bonos Series M 8.00%, 11/07/2047		MXN	1,298	68,376
8.00%, 07/31/2053			2,410	126,347

				466,626

Regional Bonds – 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)		PEN	500	135,161

Total Fixed Income (cost $34,107,775)				30,698,948

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.0%
Swaptions – 0.0%
OTC - 10 Year Interest Rate Swap Expiration: Apr 2024, Contracts: 750,000; Exercise Rate: 4.445%; Counterparty: Deutsche Bank AG(c) (premiums paid $15,656)		USD	750,000	1,379

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 8.7%
Treasury Bills – 6.1%
United States – 6.1%
U.S. Treasury Bill Zero Coupon, 01/04/2024	U.S.$	975	$974,717
Zero Coupon, 01/23/2024		170	169,477
Zero Coupon, 02/01/2024		150	149,339
Zero Coupon, 05/23/2024		6,400	6,271,127

Total Treasury Bills (cost $7,561,596)			7,564,660

	Shares

Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(m) (n) (o) (cost $2,781,418)		2,781,418	2,781,418

	Principal Amount (000)

Time Deposits – 0.4%
ANZ, Hong Kong 2.77%, 01/02/2024	AUD	11	7,812
BBH, New York 0.55%, 01/03/2024	CHF	1	1,485
HSBC, Hong Kong 4.25%, 01/02/2024	HKD	24	3,102
HSBC, Singapore 2.45%, 01/02/2024	SGD	1	704
JPMorgan Chase, New York 4.68%, 01/02/2024	U.S.$	389	388,750
Nordea, Oslo 3.19%, 01/02/2024	NOK	2	175
Royal Bank of Canada, London 2.71%, 01/02/2024	EUR	4	3,900
4.16%, 01/02/2024	GBP	5	6,733
Royal Bank of Canada, Toronto 3.79%, 01/02/2024	CAD	11	8,034
SEB, Stockholm (1.49)%, 01/02/2024	SEK	9	938
SMBC, Tokyo (0.34)%, 01/04/2024	JPY	4,960	35,180
Standard Chartered Bank, Johannesburg 6.04%, 01/02/2024	ZAR	43	2,330

Total Time Deposits (cost $459,143)			459,143

Total Short-Term Investments (cost $10,802,157)			10,805,221

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $116,528,579)			122,203,927

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(m) (n) (o) (cost $16,456)	16,456	$16,456

Total Investments – 98.1% (cost $116,545,035)(p)		122,220,383
Other assets less liabilities – 1.9%		2,385,779

Net Assets – 100.0%		$124,606,162

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	168	March 2024	$8,683,080	$421,932
U.S. 10 Yr Ultra Futures	9	March 2024	1,062,141	49,265
U.S. T-Note 5 Yr (CBT) Futures	25	March 2024	2,719,336	40,133
U.S. T-Note 10 Yr (CBT) Futures	24	March 2024	2,709,375	96,766
U.S. Ultra Bond (CBT) Futures	7	March 2024	935,156	72,680

				$680,776

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CLP	1,014,468	USD	1,118	01/17/2024	$(32,677)
Bank of America NA	USD	226	IDR	3,506,152	01/25/2024	1,276
Bank of America NA	USD	1,257	PHP	70,102	01/25/2024	9,097
Barclays Bank PLC	USD	612	MYR	2,876	01/11/2024	15,675
Barclays Bank PLC	USD	2,332	MXN	41,016	01/18/2024	76,768
Barclays Bank PLC	USD	2,252	IDR	35,531,773	01/25/2024	56,077
Barclays Bank PLC	USD	5,462	INR	456,744	03/14/2024	8,866
BNP Paribas SA	CNH	9,744	USD	1,370	01/11/2024	1,518
BNP Paribas SA	USD	962	CNH	7,014	01/11/2024	23,051
BNP Paribas SA	COP	7,780,069	USD	1,910	01/17/2024	(91,105)
BNP Paribas SA	USD	1,830	KRW	2,463,515	01/18/2024	71,500
Brown Brothers Harriman & Co.	TRY	11,718	USD	391	01/25/2024	1,285
Brown Brothers Harriman & Co.	USD	98	HUF	34,531	02/22/2024	436
Brown Brothers Harriman & Co.	USD	274	PLN	1,098	02/22/2024	4,436
Brown Brothers Harriman & Co.	THB	25,364	USD	724	03/07/2024	(22,918)
Brown Brothers Harriman & Co.	USD	1,909	THB	66,810	03/07/2024	59,549
Citibank NA	USD	609	KRW	795,273	01/18/2024	5,118
Deutsche Bank AG	CNH	4,452	USD	613	01/11/2024	(12,554)
Deutsche Bank AG	USD	2,254	CNH	16,461	01/11/2024	57,311
Deutsche Bank AG	KRW	5,466,931	USD	4,048	01/18/2024	(172,116)
Deutsche Bank AG	IDR	42,097,541	USD	2,649	01/25/2024	(85,415)
Deutsche Bank AG	USD	4,169	TWD	128,490	02/26/2024	75,064
Goldman Sachs Bank USA	BRL	33,245	USD	6,867	01/03/2024	23,043
Goldman Sachs Bank USA	USD	505	BRL	2,510	01/03/2024	11,880
Goldman Sachs Bank USA	USD	6,333	BRL	30,735	01/03/2024	(5,997)
Goldman Sachs Bank USA	CNH	25,508	USD	3,498	01/11/2024	(83,562)
Goldman Sachs Bank USA	MYR	1,062	USD	228	01/11/2024	(3,512)
Goldman Sachs Bank USA	USD	1,452	CNH	10,359	01/11/2024	2,741
Goldman Sachs Bank USA	USD	530	MYR	2,472	01/11/2024	9,678
Goldman Sachs Bank USA	PEN	744	USD	198	01/17/2024	(2,632)
Goldman Sachs Bank USA	PHP	37,713	USD	683	01/25/2024	1,384
Goldman Sachs Bank USA	BRL	30,735	USD	6,307	02/02/2024	(9,591)
HSBC Bank USA	CNH	102,540	USD	14,162	01/11/2024	(237,342)
HSBC Bank USA	USD	2,256	CNH	16,399	01/11/2024	47,029
HSBC Bank USA	PEN	4,183	USD	1,100	01/17/2024	(30,248)
HSBC Bank USA	USD	568	PEN	2,163	01/17/2024	16,421
HSBC Bank USA	USD	857	KRW	1,124,096	01/18/2024	10,875
HSBC Bank USA	PHP	15,722	USD	284	01/25/2024	534
HSBC Bank USA	USD	4,034	ZAR	77,025	02/07/2024	163,651

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	PLN	5,525	USD	1,385	02/22/2024	$(17,690)
JPMorgan Chase Bank NA	CZK	23,278	USD	1,042	02/22/2024	3,029
JPMorgan Chase Bank NA	USD	637	HUF	225,155	02/22/2024	7,919
JPMorgan Chase Bank NA	TWD	110,047	USD	3,521	02/26/2024	(113,760)
Morgan Stanley Capital Services LLC	BRL	33,245	USD	6,741	01/03/2024	(103,448)
Morgan Stanley Capital Services LLC	USD	6,867	BRL	33,245	01/03/2024	(23,043)
Morgan Stanley Capital Services LLC	MYR	24,228	USD	5,235	01/11/2024	(51,028)
Morgan Stanley Capital Services LLC	USD	4,237	MYR	19,943	01/11/2024	114,160
Morgan Stanley Capital Services LLC	PEN	672	USD	179	01/17/2024	(2,944)
Morgan Stanley Capital Services LLC	USD	121	CLP	105,350	01/17/2024	(1,093)
Morgan Stanley Capital Services LLC	USD	1,807	COP	7,486,902	01/17/2024	118,810
Morgan Stanley Capital Services LLC	USD	698	KRW	898,769	01/18/2024	(4,333)
Morgan Stanley Capital Services LLC	USD	993	MXN	17,275	01/18/2024	21,689
Morgan Stanley Capital Services LLC	IDR	22,869,125	USD	1,470	01/25/2024	(15,263)
Morgan Stanley Capital Services LLC	PHP	58,899	USD	1,036	01/25/2024	(27,471)
Morgan Stanley Capital Services LLC	USD	507	IDR	7,986,449	01/25/2024	11,427
Morgan Stanley Capital Services LLC	TWD	20,943	USD	672	02/26/2024	(20,033)
Morgan Stanley Capital Services LLC	USD	3,657	MYR	16,817	03/11/2024	29,793

						$(108,685)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2028*	1.00%	Quarterly	0.46%	USD	2,540	$(62,498)	$(44,018)	$(18,480)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2028*	1.00	Quarterly	1.31	USD	110	(1,509)	(2,217)	708
CDX-EM Series 40, 5 Year Index, 12/20/2028*	1.00	Quarterly	1.67	USD	4,380	(125,613)	(160,506)	34,893
Colombia Government International Bond, 10.375%, 01/28/2033, 12/20/2028*	1.00	Quarterly	1.56	USD	120	(2,930)	(4,991)	2,061
Indonesia Government International Bond, 4.125%, 01/15/2025, 12/20/2028*	1.00	Quarterly	0.71	USD	110	1,484	1,235	249

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2028*	1.00%	Quarterly	0.60%	USD	110	$2,035	$2,054	$(19)
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2028*	1.00	Quarterly	2.04	USD	140	(6,335)	(7,851)	1,516
Turkey Government International Bond, 11.875%, 01/15/2030, 12/20/2028*	1.00	Quarterly	2.80	USD	150	(11,495)	(14,178)	2,683
United Mexican States, 4.150%, 03/28/2027, 12/20/2028*	1.00	Quarterly	0.88	USD	110	610	168	442

						$(206,251)	$(230,304)	$24,053

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$(37,953)	$—	$(37,953)
USD	1,380	10/27/2028	1 Day SOFR	4.611%	Annual	63,051	—	63,051
USD	370	10/27/2053	4.353%	1 Day SOFR	Annual	(70,292)	—	(70,292)

						$(45,194)	$—	$(45,194)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $22,233,251 or 17.84% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LUKOIL PJSC	01/11/2016 - 02/15/2022	$959,077	$0	0.00%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ghana Government International Bond 8.63%, 06/16/2049	08/31/2022	$100,635	$117,878	0.09%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028	11/04/2019	200,000	92,000	0.07%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.65%, 07/19/2025	12/08/2021	190,000	130,150	0.10%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,309	0	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	0	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	360,000	89,100	0.07%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	199,358	11	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	20	0.00%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(i)	Defaulted.
(j)	Defaulted matured security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Affiliated investments.
(p)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,066,860 and gross unrealized depreciation of investments was $(11,840,562), resulting in net unrealized appreciation of $6,226,298.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JMD – Jamaican Dollar

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

OTC – Over-the-Counter

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

20.5%	China
12.3%	Taiwan
9.4%	South Korea
8.9%	India
8.4%	Brazil
2.4%	United Arab Emirates
2.3%	Mexico
2.0%	Saudi Arabia
2.0%	Colombia
1.9%	United States
1.7%	Turkey
1.5%	Chile
1.2%	Indonesia
16.8%	Other
8.7%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Angola, Argentina, Azerbaijan, Bahrain, Costa Rica, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Guatemala, Hungary, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Senegal, Serbia, South Africa, Sri Lanka, Thailand, Ukraine, Uruguay, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$1,734,652	$19,928,723	$-0-	$21,663,375
Financials	1,303,560	19,749,832	0#	21,053,392
Consumer Discretionary	4,235,440	9,400,196	-0-	13,635,636
Communication Services	591,654	8,101,367	0#	8,693,021
Energy	-0-	3,489,043	0#	3,489,043
Materials	639,059	2,249,378	0#	2,888,437
Consumer Staples	118,677	2,719,322	0#	2,837,999
Industrials	173,483	2,652,210	0#	2,825,693
Real Estate	683,002	1,448,346	-0-	2,131,348
Utilities	81,391	987,722	-0-	1,069,113
Health Care	-0-	411,322	-0-	411,322
Fixed Income Securities:
Sovereign Bonds	-0-	17,959,589	-0-	17,959,589
Quasi-Sovereign Bonds	-0-	7,189,734	-0-	7,189,734
Corporate Bonds	-0-	4,250,725	20	4,250,745
Emerging Markets - Treasuries	-0-	697,093	-0-	697,093
Treasury Bonds	-0-	466,626	-0-	466,626
Regional Bonds	-0-	135,161	-0-	135,161
Purchased Options - Puts	-0-	1,379	-0-	1,379
Short-Term Investments:
Treasury Bills	-0-	7,564,660	-0-	7,564,660
Investment Companies	2,781,418	-0-	-0-	2,781,418
Time Deposits	-0-	459,143	-0-	459,143
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,456	-0-	-0-	16,456

Total Investments in Securities	12,358,792	109,861,571 +	20	122,220,383
Other Financial Instruments*:
Assets
Futures	680,776	-0-	-0-	680,776
Forward Currency Exchange Contracts	-0-	1,061,090	-0-	1,061,090
Centrally Cleared Credit Default Swaps	-0-	4,129	-0-	4,129
Centrally Cleared Interest Rate Swaps	-0-	63,051	-0-	63,051
Liabilities
Forward Currency Exchange Contracts	-0-	(1,169,775)	-0-	(1,169,775)
Centrally Cleared Credit Default Swaps	-0-	(210,380)	-0-	(210,380)
Centrally Cleared Interest Rate Swaps	-0-	(108,245)	-0-	(108,245)

Total	$13,039,568	$109,501,441	$20	$122,541,029

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2023 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	3/31/23	at Cost	Proceeds	12/31/23	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$3,494	$57,434	$58,147	$2,781	$125
Government Money Market Portfolio*	1,654	1,069	2,707	16	2

Total				$2,797	$127

*	Investment of cash collateral for securities lending transactions.